12. Investment properties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment property [abstract]
Investment properties, beginning	R$ 47,620	R$ 57,652	R$ 57,968
Write-offs and disposals		(9,995)	(244)
Transfers	(9)	13
Depreciation	(49)	(50)	(72)
Investment properties, ending	R$ 47,562	R$ 47,620	R$ 57,652